Annual Total Returns- Federated Hermes Kaufmann Fund II (Service Shares) [BarChart] - Service Shares - Federated Hermes Kaufmann Fund II - S	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(13.49%)	17.01%	39.67%	9.43%	6.15%	3.42%	27.97%	3.58%	33.52%	28.48%